Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	$ 5,183	$ 5,317
Acquisitions	41	16
Foreign exchange rate movements	188	(150)
Balance, Ending	5,412	5,183
SLF Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	2,573	2,573
Acquisitions	34	0
Foreign exchange rate movements	0	0
Balance, Ending	2,607	2,573
SLF U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	1,043	1,112
Acquisitions	7	0
Foreign exchange rate movements	88	(69)
Balance, Ending	1,138	1,043
SLF Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	655	686
Acquisitions	0	16
Foreign exchange rate movements	50	(47)
Balance, Ending	705	655
SLF Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	729	767
Acquisitions	0	0
Foreign exchange rate movements	46	(38)
Balance, Ending	775	729
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	183	179
Acquisitions	0	0
Foreign exchange rate movements	4	4
Balance, Ending	$ 187	$ 183